Inventories (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Inventories

Million US dollar	31 December 2021	31 December 2020
Prepayments	115	92
Raw materials and consumables	3 072	2 499
Work in progress	451	439
Finished goods	1 537	1 256
Goods purchased for resale	224	197

Inventories	5 399	4 482

Inventories other than work in progress
Inventories stated at net realizable value	368	214